Concentrations of Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Switzerland, Francs | Net Assets, Geographic Area [Member]
Concentrations of Risk (Details) [Line Items]
Net assets	$ 18	$ 8	$ 21